Other Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities

Note 6

Other Accrued Liabilities:

Other accrued liabilities consisted of the following as of December 31, 2023 and 2022:

	December 31,
	2023	2022

Professional consultants’ expenses	$332,690	$285,398
Vendor liabilities	112,635	13,000
Related party expenses	-	4,107
Interest short term loan	25,605	-
Accrued board fees	184,672	149,496
Accrued bonus	960,025	510,678
Other accrued expenses	36,643	23,758

Total other accrued liabilities	$1,652,270	$986,437